-------------------------------------------------------
COLONIAL INTERMEDIATE HIGH INCOME FUND    ANNUAL REPORT
-------------------------------------------------------

OCTOBER 31, 1999


                               [Graphic Omitted]

-------------------
PRESIDENT'S MESSAGE
-------------------


[Photo of Stephen E. Gibson]

Dear Shareholder:

The Fund's fiscal year began with domestic economic strength, signs of firming foreign economies and concerns about inflation. Although inflation remains tame and fears have calmed, there have been signs of potential inflationary forces. Commodity prices and raw materials have been strong, manufacturing seems healthy and consumer spending remains robust. In an attempt to keep the economy and inflation in check, the Federal Reserve Board (Fed) raised short-term interest rates by one-quarter point in June, August and again in November -- negating the three rate cuts last fall.

During the period, faster-than-expected U.S. economic growth and fears of rising interest rates weighed on all types of bonds. Despite this environment, high-yield bonds held up relatively well. While economic conditions created a negative backdrop for U.S. government bonds, high-yield and emerging market bonds rebounded from their depressed levels of last fall. High levels of income helped high-yield corporate bonds offset price declines stemming from rising interest rates. Toward the end of the period, U.S. corporate bonds yielded more in a market flooded by issuers worried about Year 2000.

Colonial Intermediate High Income Fund actively manages and researches U.S. corporate high-yield bonds to find attractive opportunities that offer investors an investment choice that falls between traditional stock and bond funds. Although past performance cannot guarantee future investment results, the Fund's pure high-yield strategy has delivered competitive returns for the five-year period ending 10/31/99.1

The following report provides you with more specific information about your Fund's performance and investment strategy during the period. As always, we thank you for choosing Colonial Intermediate High Income Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
December 13, 1999

1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper High Current Yield Funds (Leveraged) Category was 5.85% for the one year ended October 31, 1999. The Fund was ranked in the second quartile for one year (8 out of 26 funds), in the first quartile for five years (2 out of 17 funds) and in the fourth quartile for ten years (11 out of 13 funds). Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

  Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.


TABLE OF CONTENTS

1  HIGHLIGHTS

2  PORTFOLIO OF
   INVESTMENTS

7  FINANCIAL STATEMENTS

10 NOTES TO FINANCIAL STATEMENTS

12 FINANCIAL HIGHLIGHTS

----------
HIGHLIGHTS
----------


>   RESEARCH SUCCEEDS IN CABLE, TELECOMMUNICATIONS AND CYCLICALS.

    Among its investments, the Fund continued to emphasize the cable television sector both in the U. S. and United Kingdom. Other successful holdings included cyclical industries such as metals, paper and chemicals. Certain special situations, including a few energy and industrial issues, proved disappointing. The well-diversified portfolio continued to hold some 140 high-yield issues, earning their income while not losing heavily in principal values.
                                                               -- Scott Richards
                                                               Portfolio Manager

>   HIGH-YIELD BONDS PROVED MORE RESILIENT THAN OTHER TYPES OF BONDS.

    The comparatively high levels of income provided by high-yield bonds helped cushion them against price declines. Stronger-than-expected economic strength translated into strong corporate revenues. In this market, the strength of the economy helped generate strong revenues for many high-yield bonds.

>   FUND OUTPERFORMED DESPITE CHALLENGING BOND ENVIRONMENT.

    The Fund returned 7.43% at net asset value, outperforming the Lipper High Current Yield Funds (Leveraged) Category, which posted a return of 5.85% for the period.

                     COLONIAL INTERMEDIATE HIGH INCOME FUND
                          OUTPERFORMS LIPPER BENCHMARK*
                               10/31/98 - 10/31/99

Colonial Intermediate High Income Fund       7.43%
Lipper                                       5.85%

  Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

* Returns are computed at net asset value.

TOP CORPORATE ISSUERS
AS OF 10/31/99(1)

---------------------------------------
NTL, Inc.                         3.18%
---------------------------------------
CSC Holding                       2.85%
---------------------------------------
Adelphia
Communications                    2.84%
---------------------------------------
Nextel Communications             2.67%
---------------------------------------
Riverwood International           2.36%
---------------------------------------

TOP FIVE SECTOR BREAKDOWNS
AS OF 10/31/99(1)
---------------------------------------
Manufacturing                     15.4%
---------------------------------------
Telecommunications                13.9%
---------------------------------------
Cable                             11.8%
---------------------------------------
Services                           8.3%
---------------------------------------
Metals                             7.5%
---------------------------------------

12-MONTH DISTRIBUTIONS DECLARED
PER SHARE AS OF 10/31/99

                 $0.704

12-MONTH TOTAL RETURNS,
ASSUMING REINVESTMENT OF ALL
DISTRIBUTIONS

                       Market
            NAV        Price
            ---        ------
           7.43%      (7.89%)

PRICE PER SHARE ON 10/31/99

                        Market
             NAV        Price
             ---        ------
           $5.97         $5.63

1 Corporate issuers are calculated as a
  percent of total investments including
  short-term investments. Sectors are
  calculated as a percent of total
  portfolio adjusted for leverage.
  Because the Fund is actively managed,
  there can be no guarantee the Fund
  will continue to hold securities of
  these issuers in these sectors in the
  future. Industry sectors in the
  following financial statements are
  based upon the standard industrial
  classifications (SIC) as published by
  the U.S. Office of Management and
  Budget. The sector classifications
  used on this page are based upon the
  Advisor's defined criteria as used in
  the investment process.

--------------------
INVESTMENT PORTFOLIO
--------------------
October 31, 1999
CORPORATE FIXED INCOME

BONDS & NOTES - 92.4%                                        PAR        VALUE
-------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
BUILDING CONSTRUCTION
Nortek, Inc.,
  8.875% 08/01/08                                          $  300      $    281
                                                                       --------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.1%
FINANCIAL SERVICES
Ameriserve Finance Trust & Capital Corp.,
  12.000% 09/15/06                                            250           220
                                                                       --------
-------------------------------------------------------------------------------
MANUFACTURING - 38.2%
CHEMICALS & ALLIED PRODUCTS - 6.9%
Agricultural Minerals Co., L.P.,
  10.750% 09/30/03                                            325           176
Allied Waste North America, Inc.,
  10.000% 08/01/09 (b)                                      3,000         2,550
ClimaChem, Inc.,
  10.750% 12/01/07                                            500           400
General Chemical Industries, Inc.,
  10.625% 05/01/09 (b)                                        750           729
Huntsman Corp.,
  9.500% 07/01/07 (b)                                         500           463
HydroChem Industrial Services, Inc.,
  10.375% 08/01/07                                            490           426
Lyondell Chemical Co.,
  10.875% 05/01/09                                          1,000           995
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                                           1,000           760
Sterling Chemicals, Inc.,
  11.750% 08/15/06                                          1,500           945
Terra Industries, Inc.,
  10.500% 06/15/05                                            750           424
Texas Petrochemical Corp.,
  11.125% 07/01/06                                          2,000         1,620
Trans Resources, Inc.:
  10.750% 03/15/08                                          1,000           905
  stepped coupon, (12.000% 03/01/03)
  (c) 03/15/08                                              1,000           500
                                                                       --------
                                                                         10,893
                                                                       --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.4%
Amphenol Corp.,
  9.875% 05/15/07                                           1,225         1,225
Gentek, Inc.,
  11.000% 08/01/09 (b)                                        500           502
TransDigm, Inc.,
  10.375% 12/01/08                                            500           448
                                                                       --------
                                                                          2,175
                                                                       --------
FABRICATED METAL - 2.4%
Earle M. Jorgensen & Co.,
  9.500% 04/01/05                                           1,500         1,373
Euramax International, PLC,
  11.250% 10/01/06                                          1,500         1,500
US Can Corp.,
  10.125% 10/15/06                                          1,000         1,015
                                                                       --------
                                                                          3,888
                                                                       --------
FOOD & KINDRED PRODUCTS - 1.3%
Chattem, Inc.,
  8.875% 04/01/08                                          $1,000      $    890
New World Pasta Co.,
  9.250% 02/15/09                                             250           230
Pilgrim's Pride Corp.,
  10.875% 08/01/03                                            450           456
Premier International Foods, PLC,
  12.000% 09/01/09 (b)                                        500           502
                                                                       --------
                                                                          2,078
                                                                       --------
MACHINERY & COMPUTER EQUIPMENT - 0.9%
IMO Industries, Inc.,
  11.750% 05/01/06                                          1,370         1,370
                                                                       --------
MEASURING & ANALYZING INSTRUMENTS - 0.8%
Envirosource, Inc.,
  9.750% 06/15/03                                           2,000         1,220
                                                                       --------
MISCELLANEOUS MANUFACTURING - 8.6%
Alliance Laundry Systems L.L.C.,
  9.625% 05/01/08                                           1,000           865
Associated Materials, Inc.,
  9.250% 03/01/08                                             500           470
Blount, Inc.,
  13.000% 08/01/09                                            500           514
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                           2,000         1,700
ISG Resources, Inc.,
  10.000% 04/15/08                                          1,000           890
Koppers Industries, Inc.,
  9.875% 12/01/07                                             500           435
Moll Industries, Inc.,
  10.500% 07/01/08                                          1,500           900
Newcor, Inc.,
  9.875% 03/01/08                                           1,270           699
Owens-Illinois, Inc.,
  7.500% 05/15/10                                           1,500         1,357
Simmons Co.,
  10.250% 03/15/09                                            750           739
Special Devices, Inc.,
  11.375% 12/15/08                                          1,000           830
Tekni-Plex, Inc.,
  9.250% 03/01/08                                           1,500         1,433
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                           2,000         1,640
Tokheim Corp.,
  11.375% 08/01/08 (b)                                        865           450
Werner Holding Co.,
  10.000% 11/15/07                                            750           728
                                                                       --------
                                                                         13,650
                                                                       --------
PAPER PRODUCTS - 5.9%
Gaylord Container Corp.,
  9.750% 06/15/07                                           2,000         1,895
Repap New Brunswick, Inc.,
  10.625% 04/15/05                                          2,500         2,225
Riverwood International Corp.:
  10.625% 08/01/07                                            500           506
  10.875% 04/01/08                                          3,500         3,395
Stone Container Corp.,
  12.250% 04/01/02                                          1,250         1,256
                                                                       --------
                                                                          9,277
                                                                       --------
PRIMARY METAL - 5.4%
Algoma Steel, Inc.,
  12.375% 07/15/05                                            500           430
Bayou Steel Corp.,
  9.500% 05/15/08                                           1,000           930
Kaiser Aluminum & Chemical Corp.,
  10.875% 10/15/06                                          1,600         1,608
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                           1,000           920
Renco Metals, Inc.,
  11.500% 07/01/03                                            500           410
Venture Holdings Trust Co.,
  11.000% 06/01/07 (b)                                        250           243
WCI Steel, Inc.,
  10.000% 12/01/04                                          2,250         2,188
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07                                           2,000         1,860
                                                                       --------
                                                                          8,589
                                                                       --------
PRINTING & PUBLISHING - 1.6%
American Lawyer Media, Inc.:
  9.750% 12/15/07                                           2,000         1,860
  stepped coupon, (12.250% 12/15/02)
  (c) 12/15/08                                              1,000           600
                                                                       --------
                                                                          2,460
                                                                       --------
RUBBER & PLASTIC - 0.6%
Burke Industries, Inc.,
  10.000% 08/15/07                                          2,000         1,000
                                                                       --------
STONE, CLAY, GLASS & CONCRETE - 0.3%
Anchor Glass Container Corp.,
  11.250% 04/01/05                                            500           494
                                                                       --------
TEXTILE MILL PRODUCTS - 0.1%
Collins & Aikman Products Co.,
  10.000% 01/15/07                                            100            96
                                                                       --------
TRANSPORTATION EQUIPMENT - 2.0%
Dura Operating Corp.,
  9.000% 05/01/09                                             500           460
Johnstown America Industries, Inc.,
  11.750% 08/15/05                                          1,000         1,018
LDM Technologies, Inc.,
  10.750% 01/15/07                                          2,000         1,760
                                                                       --------
                                                                          3,238
                                                                       --------
-------------------------------------------------------------------------------
MINING & ENERGY - 5.7%
COAL MINING - 0.6%
AEI Resources, Inc.,
  10.500% 12/15/05 (b)                                      1,000           880
                                                                       --------
OIL & GAS EXTRACTION - 4.5%
Belden & Blake Corp.,
  9.875% 06/15/07                                           1,700           935
HS Resources, Inc.,
  9.250% 11/15/06                                           1,500         1,459
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                            750           712
Mariner Energy, Inc.,
  10.500% 08/01/06                                          1,500         1,403
Ocean Energy, Inc.,
  10.375% 10/15/05                                          1,610         1,682
Petsec Energy, Inc.,
  9.500% 06/15/07                                           2,000         1,000
                                                                       --------
                                                                          7,191
                                                                       --------
OIL & GAS FIELD SERVICES - 0.6%
Pool Energy Services Co.,
  8.625% 04/01/08                                             500           495
RBF Finance Corp.,
  11.000% 03/15/06                                            500           525
                                                                       --------
                                                                          1,020
                                                                       --------
-------------------------------------------------------------------------------
RETAIL TRADE - 2.0%
FOOD STORES - 1.3%
Pathmark Stores, Inc.,
  9.625% 05/01/03                                           1,500         1,455
Richmont Marketing Specialist, Inc.,
  10.125% 12/15/07                                          1,000           650
                                                                       --------
                                                                          2,105
                                                                       --------
MISCELLANEOUS RETAIL - 0.7%
MTS, Inc.,
  9.375% 05/01/05                                           1,500         1,042
                                                                       --------
-------------------------------------------------------------------------------
SERVICES - 9.5.%
AMUSEMENT & RECREATION - 3.5%
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                           1,000           945
Hollywood Casino Corp.,
  11.250% 05/01/07                                          1,000         1,003
Hollywood Casino Shreveport,
  13.000% 08/01/06                                            500           517
Hollywood Park, Inc.,
  9.500% 08/01/07                                           1,000           970
Horseshoe Gaming L.L.C.,
  9.375% 06/15/07                                             500           495
Mohegan Tribal Gaming Authority,
  8.750% 01/01/09                                             635           616
Regal Cinemas, Inc.,
  9.500% 06/01/08                                           1,250           950
                                                                       --------
                                                                          5,496
                                                                       --------
BUSINESS SERVICES - 2.7%
Interep National Radio Sales, Inc.,
  10.000% 07/01/08                                          1,500         1,489
PSINet, Inc.:
  10.000% 02/15/05                                          1,500         1,470
  11.000% 08/01/09 (b)                                      1,250         1,281
                                                                       --------
                                                                          4,240
                                                                       --------
HEALTH SERVICES - 1.0%
Tenet Healthcare Corp.,
  8.625% 01/15/07                                           1,700         1,589
                                                                       --------
HOTELS, CAMPS & LODGING - 1.6%
CapRock Communications Corp.,
  11.500% 05/01/09                                            500           487
Eldorado Resorts L.L.C.,
  10.500% 08/15/06                                          2,005         2,045
                                                                       --------
                                                                          2,532
                                                                       --------
OTHER SERVICES - 0.3%
Intertek Finance, PLC,
  10.250% 11/01/06                                            500           467
                                                                       --------
PERSONAL SERVICES - 0.4%
Williams Scotsman, Inc.,
  9.875% 06/01/07                                             750           716
                                                                       --------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 36.6%
AIR TRANSPORTATION - 1.3%
Trans World Airlines, Inc.,
  11.375% 03/01/06                                            250           104
U.S. Airways, Inc.,
  10.375% 03/01/13                                          2,000         1,960
                                                                       --------
                                                                          2,064
                                                                       --------
BROADCASTING - 3.8%
Allbritton Communications Co.,
  9.750% 11/30/07                                           2,000         2,010
Fox Family Worldwide, Inc.,
  9.250% 11/01/07                                           1,000           910
LIN Holding Corp.,
  stepped coupon, (10.000% 03/01/03)
  (c) 03/01/08                                              2,250         1,462
Young Broadcasting Corp.,
  11.750% 11/15/04                                          1,500         1,564
                                                                       --------
                                                                          5,946
                                                                       --------
CABLE - 13.0%
Adelphia Communications Corp.,
  9.875% 03/01/07                                           3,500         3,570
Avalon Cable Holdings L.L.C.:
  9.375% 12/01/08                                             250           250
  stepped coupon, (11.875% 12/01/03)
  (c) 12/01/08                                              2,000         1,275
Charter Communications Holdings L.L.C.,
  stepped coupon, (9.920% 04/01/04)
  (c) 04/01/11                                              2,500         1,475
Comcast UK Cable Partners Ltd.,
  stepped coupon, (11.200% 11/15/00)
  (c) 11/15/07                                              2,000         1,830
Diamond Cable Co.,
  stepped coupon, (10.750% 02/15/02)
  (c) 02/15/07                                              3,000         2,370
EchoStar DBS Corp.,
  9.250% 02/01/06                                           2,000         1,980
FrontierVision Holdings L.P.,
  stepped coupon, (11.875% 09/15/01)
  (c) 09/15/07                                              2,000         1,710
NTL, Inc.,
  11.500% 10/01/08                                          1,000         1,070
Northland Cable Television, Inc.,
  10.250% 11/15/07                                          2,250         2,228
Shop At Home, Inc.,
  11.000% 04/01/05                                            500           490
Telewest Communication PLC,
  stepped coupon, (11.000% 10/01/00)
  (c) 10/01/07                                              2,500         2,278
                                                                       --------
                                                                         20,526
                                                                       --------
COMMUNICATIONS - 3.0%
Call-Net Enterprises, Inc.,
  stepped coupon, (10.800% 05/15/04)
  (c) 05/15/09                                              2,000         1,125
Centennial Cellular Corp.,
  10.750% 12/15/08                                          1,000         1,045
Loral Space & Communications Ltd.,
  11.250% 01/15/07                                            625           463
Metrocall, Inc.,
  11.000% 09/15/08                                          1,000           603
Spectrasite Holdings, Inc.,
  stepped coupon, (11.250% 04/15/04)
  (c) 04/15/09                                                850           442
Time Warner Telecom L.L.C.,
  9.750% 07/15/08                                           1,000         1,000
                                                                       --------
                                                                          4,678
                                                                       --------
ELECTRIC SERVICES - 0.5%
AES Corp.,
  9.500% 06/01/09                                             750           748
                                                                       --------
MOTOR FREIGHT & WAREHOUSING - 0.6%
MTL, Inc.,
  10.000% 06/15/06                                          1,000           900
                                                                       --------
TELECOMMUNICATION - 14.4%
AirGate PCS, Inc.,
  stepped coupon, (13.500% 10/01/04)
  (c) 10/01/09                                                850           523
Arch Communication Group, Inc.,
  12.750% 07/01/07                                          1,000           700
Carrier1 International
  13.250% 02/15/09                                            750           750
Clearnet Communications, Inc.,
  stepped coupon, (14.750% 12/15/00)
  (c) 12/15/05                                              1,750         1,663
Hyperion Telecommunications, Inc.,
  stepped coupon, (13.000% 04/15/01)
  (c) 04/15/03 (b)                                            500           431
Intermedia Communications of Florida, Inc.,
  stepped coupon, (12.500% 05/15/01)
  (c) 05/15/06                                              1,000           820
Level 3 Communications, Inc.,
  9.125% 05/01/08                                             500           466
McLeodUSA, Inc.,
  stepped coupon, (10.500% 03/01/02)
  (c) 03/01/07                                              2,000         1,575
Metrocall, Inc.,
  10.375% 10/01/07                                          1,000           600
Metromedia Fiber Network, Inc.,
  10.000% 11/15/08                                          1,000           994
MetroNet Communications Corp.,
  12.000% 08/15/07                                            250           291
Microcell Telecommunications, Inc.,
  stepped coupon, (14.000% 12/01/01)
  (c) 06/01/06                                              1,000           825
Nextel Communications, Inc.:
  stepped coupon, (9.750% 10/31/02)
  (c) 10/31/07                                              1,000           720
  stepped coupon, (9.950% 02/15/03)
  (c) 02/15/08                                              2,000         1,420
Nextel International, Inc.,
  stepped coupon, (12.125% 04/15/03)
  (c) 04/15/08                                                625           325
Nextlink Communications, Inc.,
  10.750% 06/01/09                                            500           509
Ono Finance PLC,
  13.000% 05/01/09                                            750           788
RCN Corp.,
  stepped coupon, (11.125% 10/15/02)
  (c) 10/15/07                                                750           519
Rhythms NetConnections, Inc.,
  12.750% 04/15/09                                            500           448
Rogers Cantel, Inc.,
  9.750% 06/01/16                                           2,000         2,260
Sprint Spectrum L.P.,
  stepped coupon, (12.500% 08/15/01)
  (c) 08/15/06                                                500           462
Telecorp PCS, Inc.,
  stepped coupon, (11.625% 04/15/04)
  (c) 04/15/09 (b)                                          2,150         1,311
Verio, Inc.,
  11.250% 12/01/08                                          1,506         1,572
Viatel, Inc.,
  11.500% 03/15/09                                          1,000           965
Williams Communications Group, Inc.,
  10.875% 10/01/09                                          1,250         1,284
Worldwide Fiber, Inc.,
  12.000% 08/01/09 (b)                                        500           500
                                                                       --------
                                                                         22,721
                                                                       --------
-------------------------------------------------------------------------------
WHOLESALE TRADE - 0.1%
NONDURABLE GOODS
Revlon Consumer Products Corp.,
  9.000% 11/01/06                                             290           232
                                                                       --------
TOTAL CORPORATE FIXED INCOME
BONDS & NOTES (cost of $160,941)                                        146,022
                                                                       --------

PREFERRED STOCKS - 6.8%                                                   SHARES
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.1%
DEPOSITORY INSTITUTIONS
Cal Fed Bancorp, Inc.,
  9.125%, Series A                                              9           189
                                                                       --------

                                                           SHARES         VALUE
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 6.7%
BROADCASTING - 0.2%
PriMedia Inc.,
  9.200%                                                         3          279
                                                                       --------
CABLE - 3.7%
Adelphia Communications Corp.,
  13.000%                                                       10        1,140
CSC Holdings Limited:
  11.125% PIK                                                   18        1,953
  11.750% PIK                                                   25        2,760
                                                                       --------
                                                                          5,853
                                                                       --------
ELECTRIC SERVICES - 0.7%
Nextlink Communications, Inc.,
  14.000% PIK                                                  22         1,040
                                                                       --------
TELECOMMUNICATION - 2.1%
Concentric Network Corp.,
  13.000% PIK                                                   1           560
Global Crossing Ltd.,
  10.500% PIK                                                   8           795
Nextel Communications, Inc.:
  11.125% PIK                                                   1           599
  13.000% PIK                                                   1         1,406
                                                                       --------
                                                                          3,360
                                                                       --------
TOTAL PREFERRED STOCKS (cost of $10,952)                                 10,721
                                                                       --------
COMMON STOCKS - 0.8%
-------------------------------------------------------------------------------
MINING & ENERGY -
OIL & GAS EXTRACTION
Pioneer Natural Resources Co.                                   8            76
                                                                       --------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.8%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (d)(e)                              79             1
Sun Carriers, Inc. (d)(e)                                     326             3
                                                                       --------
                                                                              4
                                                                       --------
TELECOMMUNICATION - 0.8%
Nextel Communications, Inc., Class A                            3           267
Price Communications Corp.                                     45           986
                                                                       --------
                                                                          1,253
                                                                       --------
TOTAL COMMON STOCKS (cost of $1,876)                                      1,333
                                                                       --------
WARRANTS(D) - 0.0%
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
TELECOMMUNICATION
Carrier1 International                                          1            15
MetroNet Communications Corp., (b)                             (f)           22
                                                                       --------
TOTAL WARRANTS (cost of $15)                                                 37
                                                                       --------
TOTAL INVESTMENTS - 100% (cost of $173,784) (g)                         158,113
                                                                       --------

SHORT-TERM OBLIGATIONS                                        PAR        VALUE
-------------------------------------------------------------------------------
Federal Farm Credit Bank,
  5.160% 11/1/99 (h)                                        4,579         4,579
Federal National Mortgage Association,
  5.250% 6/16/00 (h)                                        3,000         2,899
                                                                       --------
TOTAL SHORT TERM OBLIGATIONS (cost of $7,479)                             7,478
                                                                       --------

OTHER ASSETS & LIABILITIES, NET                                         (44,573)
-------------------------------------------------------------------------------
NET ASSETS                                                             $121,018
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
(a) Industry classification percentages are based on total investments. Total investments represent 130.7% of the Fund's net assets.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, the value of these securities amounted to $9,864 or 8.2% of net assets.
(c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the fund will begin accruing this rate.
(d) Non-income producing.
(e) Represents fair value as determined in good faith under the direction of the Trustees.
(f) Rounds to less than one.
(g) Cost for federal income tax purposes is the same.
(h) Rate represents yield at date of purchase.

               ACRONYM                               NAME
          ------------------                  ------------------
                 PIK                           Payment-In-Kind

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
October 31, 1999
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $173,784)                                   $158,113
Short-term obligations (cost of $7,479)                                   7,478
                                                                       --------
                                                                        165,591
                                                                       --------
Cash                                                                          2
Receivable for:
  Interest                                                                3,977
  Investments sold                                                        1,325
  Dividends                                                                 131
Other                                                                        10
                                                                       --------
                                                                          5,445
                                                                       ========
Total assets                                                            171,036
LIABILITIES
Payable for:
  Interest                                                                1,397
  Distributions                                                           1,175
Accrued:
  Management fee                                                             67
  Bookkeeping fee                                                             4
  Deferred Trustees fees                                                      4
Other                                                                        71
Notes payable                                                            47,300
                                                                       --------
    Total liabilities                                                    50,018
                                                                       ========
Net assets at value for 20,268 shares of beneficial interest
  outstanding                                                          $121,018
                                                                       --------
    Net asset value per share                                          $   5.97
                                                                       ========

COMPOSITION OF NET ASSETS
Capital paid in                                                        $151,020
Undistributed net investment income                                         521
Accumulated net realized loss                                           (14,851)
Net unrealized depreciation                                             (15,672)
                                                                       --------
                                                                       $121,018
                                                                       ========

See notes to financial statements.

-----------------------
STATEMENT OF OPERATIONS
-----------------------
For the Year Ended October 31, 1999
(In thousands)

INVESTMENT INCOME
Interest                                                               $ 17,359
Dividends                                                                 1,088
                                                                       --------
                                                                         18,447
                                                                       ========

EXPENSES
Management fee                                                         $    846
Transfer agent fee                                                           50
Bookkeeping fee                                                              55
Trustees fees                                                                11
Custodian fee                                                                 5
Audit fee                                                                    68
Legal fee                                                                    10
Registration fee                                                             24
Reports to shareholders                                                      19
Other                                                                        71
                                                                       --------
  Total operating expenses                                                1,159
Interest expense                                                          3,220
                                                                       --------
  Total expenses                                                          4,379
                                                                       --------
  Net Investment Income                                                  14,068
                                                                       --------

NET REALIZED AND UNREALIZED LOSS ON PORTFOLIO POSITIONS
Net Realized Loss                                                        (3,133)
Net Change in Unrealized Appreciation/Depreciation                       (1,305)
                                                                       --------
  Net Loss                                                               (4,438)
                                                                       --------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $  9,630
                                                                       ========

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
(In thousands)

                                                                     YEARS ENDED OCTOBER 31,
                                                                    -------------------------
INCREASE (DECREASE) IN NET ASSETS                                     1999             1998
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 14,068         $ 11,572
Net realized gain (loss)                                              (3,133)           1,756
Net change in unrealized appreciation/depreciation                    (1,305)         (19,132)
                                                                    --------         --------
    Net Increase (Decrease) from Operations                            9,630           (5,804)

DISTRIBUTIONS
From net investment income                                           (14,199)         (11,513)
                                                                    --------         --------
                                                                      (4,569)         (17,317)

FUND SHARE TRANSACTIONS
Receipts for shares issued in rights offering                           --             32,310
Value of distributions reinvested                                      1,107            1,713
                                                                    --------         --------
    Net Increase from Fund Share Transactions                          1,107           34,023
                                                                    --------         --------
      Total Increase (Decrease)                                       (3,462)          16,706

NET ASSETS
Beginning of period                                                  124,480          107,774
                                                                    --------         --------
End of period (including undistributed net investment income
    of $521 and $503, respectively)                                 $121,018         $124,480
                                                                    ========         ========

NUMBER OF FUND SHARES
Shares issued in rights offering                                        --              5,010
Issued for distributions reinvested                                      201              239
  Outstanding at Beginning of period                                  20,067           14,818
                                                                    --------         --------
    End of period                                                     20,268           20,067
                                                                    --------         --------

See notes to financial statements.

                                                                       YEAR
INCREASE (DECREASE) IN NET ASSETS                                      ENDED
                                                                     OCTOBER 31,
                                                                     ---------
                                                                       1999
                                                                     ---------
OPERATIONS
Net investment income (a)                                            $  10,750
Net increase in cash from investment activity (b)                        2,114
                                                                     ---------
    Net increase from Operations                                        12,864
                                                                     ---------
Distributions from net investment income                               (12,866)
                                                                     ---------
                                                                            (2)
Cash

  Beginning of period                                                        4
                                                                     ---------
  End of period                                                      $       2
                                                                     ---------
Notes to statement of cash flows:
(a) Reconciliation of net investment income:
      Net investment income per books                                $  14,068
      Net change in assets and liabilities related to
        income and expenses, including net accretion
        and amortization                                                (3,318)
                                                                     ---------
      Net investment income-cash basis                               $  10,750
                                                                     ---------
(b) Net increase in cash from investment activity
    Receipts for investments sold                                    $ 982,917
    Cost of investments purchased                                     (980,803)
                                                                     ---------
                                                                     $   2,114
                                                                     ---------

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial Intermediate High Income Fund (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at October 31, 1999.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended October 31, 1999, purchases and sales of investments, other than short-term obligations, were $73,989,572 and $74,325,028 respectively.

Unrealized appreciation (depreciation) at October 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                          $  1,947,642
    Gross unrealized depreciation                           (17,619,595)
                                                           ------------
      Net unrealized depreciation                          $(15,671,953)
                                                           ============

CAPITAL LOSS CARRYFORWARDS
At October 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                  YEAR OF                        CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD
                 ----------                      ------------
                    2000                          $ 9,467,000
                    2003                            2,102,000
                    2007                            3,282,000
                                                  -----------
                                                  $14,851,000
                                                  ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LOAN AGREEMENT

At October 31, 1999, the Fund had four term loans outstanding with Bank of America Illinois, totaling $47,300,000, comprised of a $13,700,000 term loan which bears interest at 6.17% per annum, due June 13, 2000, a $6,900,000 term loan which bears interest at 6.37% per annum, due May 21, 2001, a $3,800,000 revolving loan which bears interest at 6.29375% per annum, due June 26, 2001, a $9,200,000 term loan which bears interest at 6.26% per annum, due June 29, 2001, and a $13,700,000 term loan which bears interest at 6.84% per annum, due June 13, 2002. The Fund is required to maintain certain asset coverage with respect to the loans.

NOTE 5. RIGHTS OFFERING

In a rights offering commencing May 26, 1998, shareholders exercised rights to purchase 5,010,532 shares at $6.50 per share for proceeds, net of expenses, of approximately $32,310,000.

--------------------
FINANCIAL HIGHLIGHTS
--------------------
Selected data for a share of each class outstanding
throughout each period are as follows:

                                                                   YEARS ENDED OCTOBER 31,
                                  ----------------------------------------------------------------------------------------
                                                   1999            1998            1997              1996            1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  6.200        $  7.270        $  6.890          $  6.620        $  6.280
                                                 --------        --------        --------          --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.705           0.699           0.699(b)          0.699           0.696
Net realized and unrealized gain
(loss)                                             (0.231)         (1.077)          0.383             0.258           0.340
                                                 --------        --------        --------          --------        --------
    Total from Investment Operations                0.474          (0.378)          1.082             0.957           1.036
                                                 --------        --------        --------          --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.704)         (0.692)         (0.702)           (0.687)         (0.696)
                                                 --------        --------        --------          --------        --------
NET ASSET VALUE, END OF PERIOD                   $  5.970        $  6.200        $  7.270          $  6.890        $  6.620
                                                 --------        --------        --------          --------        --------
Market price per share                           $  5.625        $  6.812        $  7.562          $  7.125        $  6.875
                                                 --------        --------        --------          --------        --------
Total return - based on market value (a)          (7.89)%         (0.74)%          16.97%            14.62%          33.00%
                                                 --------        --------        --------          --------        --------
RATIOS TO AVERAGE NET ASSETS
Operating expenses (b)                              0.89%           0.88%           0.89%             0.98%           0.95%
Interest and amortization of deferred debt
  issuance expenses                                 2.48%           2.11%           1.96%             2.07%           1.94%
Total expenses                                      3.37%           2.99%           2.85%             3.05%           2.89%
Net investment income (b)                          10.82%           9.70%           9.63%            10.11%          10.76%
Portfolio turnover                                    44%             69%             92%               92%             92%
Net assets at end of period (000)                $121,018        $124,480        $107,774          $ 99,925        $ 93,984

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in 1997 only.

------------------------------------------------------------------------------
SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                               INVOLUNTARY      APPROXIMATE
           TOTAL AMOUNT    ASSET COVERAGE      LIQUIDATING      MARKET VALUE
  YEAR      OUTSTANDING      PER SHARE     PREFERENCE PER UNIT    PER UNIT
  ----      -----------      ---------     -------------------    --------
  1999      $47,300,000         256%               NA               100
  1998      $47,300,000         263%               NA               100
  1997      $27,400,000         393%               NA               100
  1996      $27,400,000         365%               NA               100
  1995      $27,400,000         343%               NA               100

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INTERMEDIATE HIGH INCOME FUND In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, of cash flows, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund at October 31, 1999, the results of its operations and cash flows, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 1999

--------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to First Data Investor Services Group, Inc., the Plan agent, by mail at P.O. Box 8030, Boston, MA 02266-8030 or by phone at 1-800-331-1710.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Transfer Agent


--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:

First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

TRUSTEES

ROBERT J. BIRNBAUM                         WILLIAM E. MAYER
Consultant (formerly Special Counsel,      Partner, Development Capital, LLC
Dechert, Price & Rhoads; President         (formerly Dean, College of Business
and Chief Operating Officer, New York      and Management, University of
Stock Exchange, Inc.; President,           Maryland; Dean, Simon Graduate School
American Stock Exchange Inc.)              of Business, University of Rochester;
                                           Chairman and Chief Executive Officer,
TOM BLEASDALE                              CS First Boston Merchant Bank; and
Retired (formerly Chairman of the          President and Chief Executive
Board and Chief Executive Officer,         Officer, The First Boston
Shore Bank & Trust Company)                Corporation)

JOHN V. CARBERRY                           JAMES L. MOODY, JR.
Senior Vice President of Liberty           Retired (formerly Chairman of the
Financial Companies, Inc. (formerly        Board, Chief Executive Officer and
Managing Director, Salomon Brothers)       Director Hannaford Bros. Co.)

LORA S. COLLINS                            JOHN J. NEUHAUSER
Attorney (formerly Attorney, Kramer,       Academic Vice President and Dean of
Levin, Naftalis & Frankel)                 Faculties, Boston College (former
                                           Dean, Boston College School of
JAMES E. GRINNELL                          Management)
Private Investor (formerly Senior
Vice President-Operations, The             THOMAS E. STITZEL
Rockport Company)                          Professor of Finance, College of
                                           Business, Boise State University;
RICHARD W. LOWRY                           Business Consultant and Author
Private Investor (formerly Chairman
and Chief Executive Officer, U.S.          ROBERT L. SULLIVAN
Plywood Corporation)                       Retired Partner, KPMG LLP (formerly
                                           Management Consultant, Saatchi and
SALVATORE MACERA                           Saatchi Consulting Ltd. and Principal
Private Investor (formerly Executive       and International Practice Director,
Vice President of Itek Corp. and           Management Consulting, Peat Marwick
President of Itek Optical &                Main & Co.)
Electronic Industries, Inc.)
                                           ANNE-LEE VERVILLE
                                           Consultant (formerly General Manager,
                                           Global Education Industry, and
                                           President, Applications Solutions
                                           Division, IBM Corporation)

-------------------------------------------------------
COLONIAL INTERMEDIATE HIGH INCOME FUND   ANNUAL REPORT>
-------------------------------------------------------



                                                 IH-02/084I-1099 (12/99) 99/1540